N-2 - $ / shares			6 Months Ended
		May 06, 2024	Nov. 30, 2023
Cover [Abstract]
Entity Central Index Key		0001380936
Amendment Flag		false
Document Type		424B3
Entity Registrant Name		Guggenheim Strategic Opportunities Fund
Financial Highlights [Abstract]
Senior Securities Coverage per Unit			$ 4,411
Senior Securities, Note [Text Block]

Effective immediately, the following is added to the section of the Prospectus entitled “Senior Securities.”

In addition, the following table sets forth information about the Fund’s outstanding senior securities as of the end of the six-month period ended November 30, 2023 (unaudited). The outstanding senior securities include borrowings from certain financial institutions (referred to as “Borrowings” in the following table) and reverse repurchase agreement transactions.

Fiscal Period Ended	Title of Security	Total Principal Amount Outstanding(1)	Asset Coverage Per $1,000 of Principal Amount
November 30, 2023 (unaudited)	Borrowings; Reverse Repurchase Agreements	$457,656,543	$4,411
(1)	Principal amount outstanding represents the principal amount as of the end of the relevant period owed by the Fund to lenders or counterparties under arrangements or reverse repurchase agreements in place at the time.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]			Borrowings; Reverse Repurchase Agreements
Outstanding Security, Authorized [Shares]	[1]		457,656,543

[1]	Principal amount outstanding represents the principal amount as of the end of the relevant period owed by the Fund to lenders or counterparties under arrangements or reverse repurchase agreements in place at the time.